ASSETS HELD FOR SALE AND DISPOSITIONS - Disposals - Additional Information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Feb. 25, 2019 CAD ($) property	Feb. 25, 2019 USD ($) property	Dec. 31, 2019 CAD ($) property	Dec. 31, 2018 CAD ($)
ASSETS HELD FOR SALE AND DISPOSITIONS
Gross proceeds | $			$ 105,765
Number of properties disposed | property			13
Mortgage receivable proceeds | $			$ 16,845	$ 30,000
Iowa properties
ASSETS HELD FOR SALE AND DISPOSITIONS
Gross proceeds	$ 22,300	$ 16.9
Number of properties disposed | property	4	4
Mortgage receivable proceeds	$ 16,800	$ 12.7
Interest rate	5.25%	5.25%